Fair Value Measurements - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair value of short-term and long-term debt, including current maturities	$ 4.97	$ 4.61